Document and Entity Information Document	12 Months Ended
Jan. 31, 2019 shares
Document And Entity Information [Abstract]
Document type	20-F
Document period end date	Jan. 31, 2019
Amendment flag	false
Registrant name	Summit Therapeutics plc
Central index key	0001599298
Current reporting status	Yes
Current fiscal year end date	--01-31
Filer category	Accelerated Filer
Entity well known seasoned issuer	No
Document fiscal year focus	2019
Document fiscal period focus	FY
Entity common stock shares outstanding	160,389,881